Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CORONADO BIOSCIENCES INC	CORONADO BIOSCIENCES INC
Entity Central Index Key	0001429260	0001429260
Document Type	S-1	S-1
Document Period End Date	Mar 31, 2012	Dec 31, 2011
Amendment Flag	false	false
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 17,735	$ 23,160	$ 14,862
Prepaid and other current assets	308	215	55
Total current assets	18,043	23,375	14,917
Computer equipment, net of accumulated depreciation			22
Total Assets	18,043	23,375	14,939
Current Liabilities:
Accounts payable	1,001	575	476
Accounts payable-related party			46
PCP Interest payable-related party	19	19
Accrued expenses	2,823	2,899	1,037
Total current liabilities	3,843	3,493	1,559
PCP Notes payable-related party	750	750
Total Liabilities	4,593	4,243	1,559
Commitments and Contingencies
Convertible Preferred Stock, $.001 par value, 461,263 Series C Shares authorized, 0 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively; 10,000,000 shares authorized, 4,357,885 Series A Shares issued and outstanding as of December 31, 2010, net of issuance costs (liquidation value of $54,844 as of December 31, 2010)			29,277
Stockholders' Equity (Deficit):
Common Stock, $.001 par value, 50,000,000 shares authorized, 18,604,245 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively; 4,791,102 shares issued and outstanding as of December 31, 2010	19	19	5
Additional paid-in capital	76,561	75,687	4,312
Deficit accumulated during development stage	(63,130)	(56,574)	(20,214)
Total Stockholders' Equity (Deficit)	13,450	19,132	(15,897)
Total Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)	$ 18,043	$ 23,375	$ 14,939

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	50,000,000	50,000,000	50,000,000
Common Stock, shares issued	18,604,245	18,604,245	4,791,102
Common Stock, shares outstanding	18,604,245	18,604,245	4,791,102
Series A Preferred Stock
Preferred Stock, par value			$ 0.001
Preferred Stock, shares authorized			10,000,000
Preferred Stock, shares issued			4,357,885
Preferred Stock, shares outstanding			4,357,885
Preferred Stock, liquidation value			$ 54,844
Series C Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	461,263	461,263
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			66 Months Ended	69 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 31, 2012
Operating expenses:
Research and development	$ 4,581	$ 1,246	$ 8,583	$ 8,341	$ 2,270	$ 24,542	$ 29,122
General and administrative	2,000	593	5,755	900	343	7,614	9,614
In-process research and development		20,706	20,706			20,706	20,706
Loss from operations	(6,581)	(22,545)	(35,044)	(9,241)	(2,613)	(52,862)	(59,442)
Interest income	44	19	165	61		244	288
Interest expense	(19)	(17)	(74)	(1,535)	(1,053)	(3,282)	(3,302)
Other income				733		733	733
Warrant expense			(1,407)			(1,407)	(1,407)
Net loss	(6,556)	(22,543)	(36,360)	(9,982)	(3,666)	(56,574)	(63,130)
Common Stock dividend to Series A Convertible Preferred Stockholders			(5,861)			(5,861)	(5,861)
Net loss attributed to Common Stockholders	$ (6,556)	$ (22,543)	$ (42,221)	$ (9,982)	$ (3,666)	$ (62,435)	$ (68,991)
Basic and diluted net loss per common share	$ (0.35)	$ (4.71)	$ (5.51)	$ (2.24)	$ (1.01)
Weighted average shares outstanding - basic and diluted	18,604,245	4,791,102	7,662,984	4,453,786	3,612,769

Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional paid-in capital	Equity (Deficit) accumulated during development state	Series A Preferred Stock	Series A Preferred Stock Preferred Stock	Series A Preferred Stock Common Stock	Series A Preferred Stock Additional paid-in capital	Series B Convertible Preferred Stock	Series B Convertible Preferred Stock Preferred Stock	Series B Convertible Preferred Stock Common Stock	Series B Convertible Preferred Stock Additional paid-in capital	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock Preferred Stock	Series C Convertible Preferred Stock Common Stock	Series C Convertible Preferred Stock Additional paid-in capital
Beginning balance at Jun. 28, 2006
Beginning balance, shares at Jun. 28, 2006
Net loss	(123)				(123)
Ending balance at Dec. 31, 2006	(123)				(123)
Ending balance, shares at Dec. 31, 2006
Issuance of Common Stock to founders	2		2
Issuance of Common Stock to founders, shares			2,125,096
Issuance of restricted Common Stock to non-employees	2		2
Issuance of restricted Common Stock to non-employees, shares			2,180,000
Issuance of restricted Common Stock to employees	1		1
Issuance of restricted Common Stock to employees, shares			457,170
Stock-based compensation expense	13			13
Net loss	(2,645)			(2,645)	(2,645)
Ending balance at Dec. 31, 2007	(2,750)		5	13	(2,768)
Ending balance, shares at Dec. 31, 2007			4,762,266
Stock-based compensation expense	25			25
Contribution of services by stockholder	20			20
Net loss	(3,798)				(3,798)
Ending balance at Dec. 31, 2008	(6,503)		5	58	(6,566)
Ending balance, shares at Dec. 31, 2008			4,762,266
Issuance of Common Stock to non-employees for services, shares			5,000
Stock-based compensation expense	39			39
Contribution of services by stockholder	40			40
Net loss	(3,666)				(3,666)
Ending balance at Dec. 31, 2009	(10,090)		5	137	(10,232)
Ending balance, shares at Dec. 31, 2009			4,767,266
Issuance of Convertible Preferred Stock for cash							21,681
Issuance of Convertible Preferred Stock for cash, shares							2,584,166
Issuance of Convertible Preferred Stock for purchase of Asphelia assets							10,508
Issuance of Convertible Preferred Stock for purchase of Asphelia assets, shares							1,773,719
Costs related to issuance of Convertible Preferred Stock, including the fair value of Common Stock warrants						621	(2,912)		621
Reclassification of fair value of warrant liability	234			234
Change in fair value of embedded conversion feature related to convertible debt	831			831
Issuance of Common Stock to non-employees for services	82			82
Issuance of Common Stock to non-employees for services, shares			23,836
Issuance of Common Stock warrants to non-employees for services	38			38
Stock-based compensation expense	2,329			2,329
Contribution of services by stockholder	40			40
Net loss	(9,982)				(9,982)
Ending balance at Dec. 31, 2010	(15,897)	29,277	5	4,312	(20,214)
Ending balance, shares at Dec. 31, 2010		4,357,885	4,791,102
Issuance of Convertible Preferred Stock for cash															25,785
Issuance of Convertible Preferred Stock for cash, shares															4,612,624
Issuance of Convertible Preferred Stock for purchase of Asphelia assets											16,114
Issuance of Convertible Preferred Stock for purchase of Asphelia assets, shares											2,525,677
Costs related to issuance of Convertible Preferred Stock, including the fair value of Common Stock warrants															(4,171)
Issuance of Common Stock for conversion of Convertible Preferred Stock						29,277	(29,277)	4	29,273	16,113	(16,114)	2	16,111	21,614	(21,614)	5	21,609
Issuance of Common Stock for conversion of Convertible Preferred Stock, shares							(4,357,885)	4,357,885			(2,525,677)	2,525,677			(4,612,624)	4,612,624
Issuance of Common Stock dividend to Preferred stockholders, value								2	(2)
Issuance of Common Stock dividend to Preferred stockholders, shares								2,178,917
Exercise of stock options	193		1	192
Exercise of stock options, shares			138,040
Warrant liability	2,693			2,693
Stock-based compensation expense	1,469			1,469
Contribution of services by stockholder	30			30
Net loss	(36,360)				(36,360)
Ending balance at Dec. 31, 2011	$ 19,132		$ 19	$ 75,687	$ (56,574)
Ending balance, shares at Dec. 31, 2011			18,604,245

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			66 Months Ended	69 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (22,543)	$ (36,360)	$ (9,982)	$ (3,666)	$ (56,574)	$ (63,130)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	210	1,469	2,329	39	3,874	4,748
Acquired in-process research and development	20,706	20,706			20,706	20,706
Noncash interest			236	493	1,031	1,031
Noncash interest-related parties			34	101	286	286
Contribution of services by stockholder	10	30	40	40	130	130
Issuance of Common Stock to non-employee for services			121		121	121
Change in fair value of common stock warrant liability			234		234	234
Change in fair value of embedded conversion feature			831		831	831
Change in fair value of preferred stock warrant liability		1,407			1,407	1,407
Amortization of deferred financing costs			157	415	737	737
Depreciation expense	2	22	5	5	41	41
Changes in operating assets and liabilities:
Other current assets	(28)	(160)	(51)	203	(215)	(308)
Interest payable-related parties	18	19	(38)	38	19	19
Accounts payable and accrued expenses-related parties		(46)	46
Accounts payable and accrued expenses	(159)	1,961	361	(19)	3,474	3,824
Net cash used in operating activities	(1,784)	(10,952)	(5,677)	(2,351)	(23,898)	(29,323)
Cash flows from investing activities:
Purchase of computer equipment			(13)	(2)	(41)	(41)
Purchase of in-process research and development	(3,809)	(3,843)			(3,843)	(3,843)
Net cash used in investing activities	(3,809)	(3,843)	(13)	(2)	(3,884)	(3,884)
Cash flows from financing activities:
Proceeds from PCP notes payable-related party				570	570	570
Payment of PCP notes payable-related party			(570)		(570)	(570)
Proceeds from notes payable-related parties			302	90	2,221	2,221
Proceeds from borrowings under line of credit				40	80	80
Payment of line of credit			(80)		(80)	(80)
Proceeds from Senior Convertible Notes				3,500	7,570	7,570
Payment of debt issue costs				(344)	(737)	(737)
Payment of notes payable-related parties					(600)	(600)
Proceeds from issuance of Common Stock		193			198	198
Net cash provided by financing activities		23,093	19,042	3,856	50,942	50,942
Increase in cash and cash equivalents	(5,593)	8,298	13,352	1,503	23,160	17,735
Cash and cash equivalents-beginning of period	14,862	14,862	1,510	7
Cash and cash equivalents-end of period	9,269	23,160	14,862	1,510	23,160	17,735
Supplemental disclosure of cash flow information:
Cash paid for interest		53	81	7	141	159
Supplemental disclosure of non-cash financing and investing activities:
Assumption of PCP Note related to Asphelia Asset Purchase	750	750			750	750
Issuance of Common Stock for Convertible Preferred Stock Series A, B and C		67,004			67,004	67,004
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred Stock			21,681		21,681	21,681
Payment of costs related to the issuance of Convertible Preferred Stock			(2,291)		(2,291)	(2,291)
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Common Stock warrants related to the Convertible Preferred Stock Series A financing			621		621	621
Conversion of senior convertible notes principal and interest into Convertible Preferred Stock Series A			8,601		8,601	8,601
Conversion of notes payable-related parties into Convertible Preferred Stock Series A			1,907		1,907	1,907
Series B Convertible Preferred Stock
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Convertible Preferred Stock Series B for purchase of assets	16,114	16,114			16,114	16,114
Series C Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred Stock		25,784			25,784	25,784
Payment of costs related to the issuance of Convertible Preferred Stock		(2,884)			(2,884)	(2,884)
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Convertible Preferred Stock Series C warrants		$ 1,286			$ 1,286	$ 1,286

Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization and Description of Business [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Coronado Biosciences, Inc. (the “Company”), incorporated in Delaware on June 28, 2006 (date of inception), is a biopharmaceutical company focused on the development of novel immunotherapy biologic agents for the treatment of autoimmune diseases and cancer.

Development-Stage Risks and Liquidity

The Company is a development-stage enterprise. Activities to date include development of key compounds, establishing pre-commercial relationships, hiring qualified personnel and raising capital to fund operations. The Company continues to report as a development stage enterprise since planned principal operations have not yet commenced. Since inception, no revenue has been recognized.

The Company has incurred losses and experienced negative operating cash flows since inception and has an accumulated deficit of $63.1 million as of March 31, 2012. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates. To date, the Company’s operations have been funded primarily by issuing equity securities and debt securities.

The Company expects to incur substantial expenditures in the foreseeable future for the research, development and potential commercialization of its product candidates. Management believes that cash and cash equivalents on hand are sufficient to sustain operations into the fourth quarter of 2012 based on its existing business plan and given the ability to control the timing of significant expense commitments. The Company will require additional financing to develop and obtain regulatory approvals for its product candidates, fund operating losses and, if deemed appropriate, establish manufacturing, sales and marketing capabilities. The Company will seek funds through public or private equity or debt financings, collaborative or other arrangements with corporate sources, or through other sources of financing. Adequate additional funding may not be available to the Company on acceptable terms or at all and any equity financings, if available, will result in dilution to existing stockholders. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies. If adequate funds are not available to the Company, the Company will be required to delay, reduce or eliminate research and development programs. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from this uncertainty.

1.	Organization and Description of Business

Coronado Biosciences, Inc. (the “Company”), incorporated in Delaware on June 28, 2006 (date of inception), is a biopharmaceutical company focused on the development of novel immunotherapy biologic agents for the treatment of autoimmune diseases and cancer.

Development-Stage Risks and Liquidity

The Company is a development-stage enterprise. Activities to date include development of key compounds, establishing pre-commercial relationships, hiring qualified personnel and raising capital to fund operations. The Company continues to report as a development stage enterprise since planned principal operations have not yet commenced. Since inception, no revenue has been recognized.

The Company has incurred losses and experienced negative operating cash flows since inception and has an accumulated deficit of $56.6 million as of December 31, 2011. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates. To date, the Company’s operations have been funded primarily by issuing equity securities and debt securities. During 2010, the Company issued 4,357,885 shares of Series A Convertible Preferred Stock (“Series A Shares”) resulting in net proceeds to the Company of $19.4 million (see Note 12). All debt securities were either repaid or converted into Series A Shares as of December 31, 2010. During 2011, the Company completed an offering of 4,612,624 shares of Series C Convertible Preferred Stock (“Series C Shares”) resulting in net proceeds to the Company of approximately $22.9 million (see Note 12). On November 15, 2011, the Company’s Resale Registration Statement on Form S-1 was declared effective resulting in the conversion of 4,357,855 Series A Shares, 2,525,677 shares of Series B Convertible Preferred Stock (“Series B Shares”) and 4,612,624 Series C Shares to Common Stock.

The Company expects to incur substantial expenditures in the foreseeable future for the research, development and potential commercialization of its product candidates. Management believes that cash and cash equivalents on hand, including cash raised in the Series C Shares financing (see Note 12) are sufficient to sustain operations into the fourth quarter of 2012 based on its existing business plan and given the ability to control the timing of significant expense commitments. The Company will require additional financing to develop and obtain regulatory approvals for its product candidates, fund operating losses, and, if deemed appropriate, establish manufacturing, sales and marketing capabilities. The Company will seek funds through public or private equity or debt financings, collaborative or other arrangements with corporate sources, or through other sources of financing. Adequate additional funding may not be available to the Company on acceptable terms or at all. The Company’s failure to raise capital as and when needed would have a negative impact on its financial condition and its ability to pursue its business strategies. If adequate funds are not available to the Company, the Company will be required to delay, reduce or eliminate research and development programs, and pursue merger or acquisition strategies. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern.

Operations of the Company are subject to other certain risks and uncertainties, including, but not limited to, uncertainty of product candidate development; technological uncertainty; dependence on collaborative partners; uncertainty regarding patents and proprietary rights; regulatory approvals and other comprehensive government regulations; having no commercial manufacturing, marketing or sales capability or experience; and dependence on key personnel. Any significant delays in the development or marketing of products could have a material adverse effect on the Company’s business and financial results.

The Company sources certain critical components from single source suppliers. If the Company is required to purchase these components from an alternative source, it could adversely affect development of the Company’s product candidates.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of our balances and results for the periods presented. Certain information and footnote disclosures normally included in the Company’s annual financial statements prepared in accordance with GAAP have been condensed or omitted. These consolidated financial statement results are not necessarily indicative of results to be expected for the full fiscal year or any future period.

The consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements at that date. The consolidated financial statements and related disclosures have been prepared with the presumption that users of the consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal year. Accordingly, these consolidated financial statements should be read in conjunction with the Company’s Form 10-K which was filed with the United States Securities and Exchange Commission, or SEC, on March 29, 2012.

The Company’s unaudited consolidated financial statements include the accounts of the Company and its 100% owned subsidiary, Innmune Limited. All intercompany balances and transactions have been eliminated.

The preparation of the Company’s unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements and the reported amounts of expenses during the reporting period.

Use of Estimates

The Company’s consolidated financial statements include certain amounts that are based on management’s best estimates and judgments. The Company’s significant estimates include, but are not limited to, useful lives assigned to long-lived assets, common stock (“Common Stock”) warrants, stock options, accrued expenses, provisions for income taxes and contingencies. Due to the uncertainty inherent in such estimates, actual results may differ from our estimates.

Concentration of Risk

The Company is completely dependent on third party manufacturers for product supply. In particular the Company relies and expects to continue to rely exclusively on OvaMed GmbH (“OvaMed”) to supply it with its requirements of Trichuris suis ova (“TSO” or “CNDO–201”). OvaMed is the sole supplier of this product, which it is currently producing at only one facility in Germany, where it is also producing product for clinical trials by third parties, including Dr. Falk Pharma GmbH (“Falk”). OvaMed also relies on certain other suppliers for materials and services. Similarly, the Company currently relies on BioReliance and PCT for its CNDO–109 product requirements. The Company’s clinical development programs would be adversely affected by a significant interruption in obtaining clinical trial supplies.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents consist of cash. The Company currently maintains all cash in one institution in the United States. Balances at this institution may exceed Federal Deposit Insurance Corporation insured limits. Investments are made in accordance with the Company’s policies.

Contingencies

The Company records accruals for contingencies and legal proceedings expected to be incurred in connection with a loss contingency when it is probable that a liability has been incurred and the amount can be reasonably estimated.

If a loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Stock-Based Compensation

The Company expenses stock-based compensation to employees over the requisite service period based on the estimated grant-date fair value of the awards and forfeiture rates. For stock-based compensation awards to non-employees, the Company remeasures the fair value of the non-employee awards at each reporting period prior to vesting and finally at the vesting date of the award. Changes in the estimated fair value of these non-employee awards are recognized as compensation expense in the period of change.

The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company establishes a valuation allowance if it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit.

Comprehensive Loss

The Company’s comprehensive loss is equal to its net loss for all periods presented.

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued a new standard on fair value measurement and disclosure requirements. The new standard changes fair value measurement principles and disclosure requirements including measuring the fair value of financial instruments that are managed within a portfolio, the application of applying premiums and discounts in a fair value measurement, and additional disclosure about fair value measurements. The adoption of this guidance in the first quarter of 2012 did not have an impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued a new standard on the presentation of comprehensive income. The new standard eliminated the alternative to report other comprehensive income and its components in the statement of changes in equity. Under the new standard, companies can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. The Company adopted the provisions of this guidance during the first quarter of 2012, and it did not have an impact on the Company’s consolidated financial statements.

2.	Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s consolidated financial statements include the accounts of the Company and its 100% owned subsidiary, Innmune Limited. All intercompany balances and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements include certain amounts that are based on management’s best estimates and judgments. The Company’s significant estimates include, but are not limited to, useful lives assigned to long-lived assets, the valuation of its common stock (“Common Stock”) and convertible preferred stock (“Preferred Stock”), Common Stock and Preferred Stock warrants, stock options, accrued expenses, provisions for income taxes and contingencies. Due to the uncertainty inherent in such estimates, actual results may differ from our estimates.

Segment Reporting

The Company operates as one segment, in which management uses one measure of profitability, and all of the Company’s assets are located in the United States of America. The Company is managed and operated as one business. The entire business is managed by a single management team that reports to the chief executive officer. The Company does not operate separate lines of business or separate business entities with respect to any of its product candidates. Accordingly, the Company does not have separately reportable segments.

Concentration of Risk

The Company is completely dependent on third party manufacturers for product supply. In particular the Company relies and expects to continue to rely exclusively on OvaMed to supply it with its requirements of TSO. OvaMed is the sole supplier of this product, which it is currently producing at only one facility in Germany, where it is also producing product for clinical trials by third parties, including Falk. Similarly, the Company relies on BioReliance and PCT for its CNDO–109 requirements and its CNDO–109 clinical program would be adversely affected by a significant interruption in the supply of this product.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents consist of cash. The Company maintains all cash in one institution in the United States. Balances at this institution may exceed Federal Deposit Insurance Corporation insured limits. Investments are made in accordance with the Company’s policies.

Computer Equipment

Computer equipment is stated at cost less accumulated depreciation. The estimated useful life of computer equipment is five years.

Deferred Financing Costs

Financing costs incurred in connection with the Paramount Credit Partners, LLC (“PCP”) note (the “PCP Note”) and related party notes were capitalized at the inception of the notes and amortized over the appropriate expected life based on the terms of the respective note. Financing costs incurred in connection with the Company’s Series A Share and Series C Share offerings were recorded as a reduction to their carrying value.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset. There have been no such impairments of long-lived assets to date.

Research and Development

Research and development costs are expensed as incurred. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made. Upfront and milestone payments due to third parties that perform research and development services on the Company’s behalf will be expensed as services are rendered or when the milestone is achieved. Costs incurred in obtaining technology licenses are charged to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use.

Research and development costs primarily consist of personnel related expenses, including salaries, benefits, travel, and other related expenses, stock-based compensation, payments made to third parties for license and milestone costs related to in-licensed products and technology, payments made to third party contract research organizations for preclinical and clinical studies, investigative sites for clinical trials, consultants, the cost of acquiring and manufacturing clinical trial materials, costs associated with regulatory filings and patents, laboratory costs and other supplies.

Government Grant

The Company received a grant under the Therapeutic Discovery Project in 2010 for a total of $733,000. The Company accounted for this government grant as other income in the consolidated statement of operations.

Contingencies

The Company records accruals for contingencies and legal proceedings expected to be incurred in connection with a loss contingency when it is probable that a liability has been incurred and the amount can be reasonably estimated.

If a loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Stock-Based Compensation

The Company expenses stock-based compensation to employees over the requisite service period based on the estimated grant-date fair value of the awards and forfeiture rates. For stock-based compensation awards to non-employees, the Company remeasures the fair value of the non-employee awards at each reporting period prior to vesting and finally at the vesting date of the award. Changes in the estimated fair value of these non-employee awards are recognized as compensation expense in the period of change.

Prior to the commencement of public trading of the Company’s Common Stock on November 17, 2011, determining the appropriate fair value of stock-based awards required the use of subjective assumptions. In the absence of a public trading market for its Common Stock, the Company performed periodic contemporaneous assessments of the valuation of the Company’s Common Stock. The Company considered numerous objective and subjective factors, including but not limited to the following factors:

•	Arm’s length private transactions involving the Company’s Preferred Stock;

•	Financial and operating performance;

•	Market conditions;

•	Developmental milestones achieved;

•	Business risks; and

•	Management and board experience.

The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As of November 17, 2011, the Company utilizes its public trading price in determining the fair value of its stock-based awards.

Income Taxes

The Company records income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax effects attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company establishes a valuation allowance if it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of objective verifiable evidence. For tax positions that are more likely than not of being sustained upon audit, the Company recognizes the largest amount of the benefit that is greater than 50% likely of being realized. For tax positions that are not more likely than not of being sustained upon audit, the Company does not recognize any portion of the benefit.

Comprehensive Loss

The Company’s comprehensive loss is equal to its net loss for all periods presented.

Recently Issued Accounting Standards

In September 2011, the Financial Accounting Standards Board (“FASB”) issued amended accounting guidance for goodwill in order to simplify testing for impairment. The amendments are effective for interim and annual impairment test for fiscal years after December 31, 2011. Adoption is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income which requires changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate statements. The amendment is effective for periods beginning after December 15, 2011, shall be applied retrospectively and is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS. This amendment changes wording used to describe many of the requirements in US GAAP for measuring fair value and disclosing information at fair value. The amendment is effective for periods beginning after December 15, 2011. The Company is currently evaluating the disclosure requirements, which are not expected to have a material impact on the Company’s financial statements.

Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share
3.	Net Loss Per Common Share

The Company calculates earnings (loss) per share using the two-class method, which is an earnings allocation formula that determines earnings per share for Common Stock and participating securities according to dividends declared and non-forfeitable participation rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Holders of restricted Common Stock were entitled to all cash dividends, when and if declared, and such dividends are non-forfeitable. The participating securities do not have a contractual obligation to share in any losses of the Company. As a result, net losses are not allocated to the participating securities for any periods presented.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, without consideration for Common Stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of Common Stock and Common Stock equivalents outstanding for the period. For purposes of this calculation, Common Stock equivalents are only included in the calculation of diluted net loss per share when the effect is dilutive. During the quarter ended March 31, 2012, the Company did not issue any shares of Common Stock.

A calculation of basic and diluted net loss per share follows:

	For the three months ended March 31,
($ in thousands except share and per share amounts)	2012	2011
Historical net loss per share:
Numerator
Net loss attributed to Common Stockholders	$(6,556)	$(22,543)

Denominator
Weighted-average common shares outstanding—Denominator for basic and diluted net loss per share	18,604,245	4,791,102

Basic and diluted net loss per share attributed to common stockholders	$(0.35)	$(4.71)

The Company’s potential dilutive securities which include convertible preferred stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average Common Stock outstanding used to calculate both basic and diluted net loss per share are the same.

The following shares of potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding, as the effect of including such securities would be antidilutive:

	For the three months ended March 31,
	2012	2011
Series A Convertible Preferred Stock	—	4,357,885
Series B Convertible Preferred Stock	—	2,357,299
Warrants to purchase Common Stock	1,068,800	460,536
Options to purchase Common Stock	1,999,015	1,174,246

	3,067,815	8,349,966

3.	Net Loss Per Common Share

The Company calculates earnings (loss) per share using the two-class method, which is an earnings allocation formula that determines earnings per share for Common Stock and participating securities according to dividends declared and non-forfeitable participation rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. Holders of the Series A Shares were entitled to and did receive in May 2011, a Common Stock dividend equal to 50% of Series A Shares held. Additionally, holders of restricted Common Stock were entitled to all cash dividends, when and if declared, and such dividends are non-forfeitable. The participating securities do not have a contractual obligation to share in any losses of the Company. As a result, net losses are not allocated to the participating securities for any periods presented.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period, without consideration for Common Stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of Common Stock and Common Stock equivalents outstanding for the period. For purposes of this calculation, Common Stock equivalents are only included in the calculation of diluted net loss per share when the effect is dilutive. As of November 15, 2011, the Company issued 11,496,186 shares of Common Stock as a result of the conversion of its Series A, Series B and Series C Shares. For the year ended December 31, 2011, a weighted percentage of this Common Stock was included in the common shares outstanding.

A calculation of basic and diluted net loss per share follows:

	For the year ended December 31,
($ in thousands except share and per share amounts)	2011	2010	2009
Historical net loss per share:
Numerator
Net loss	$(36,360)	$(9,982)	$(3,666)
Common Stock dividend to Series A Preferred Stockholders	(5,861)	—	—

Net loss attributed to Common Stockholders	$(42,221)	$(9,982)	$(3,666)

Denominator
Weighted-average common shares outstanding—Denominator for basic and diluted net loss per share	7,662,984	4,453,786	3,612,769

Basic and diluted net loss per share attributed to common stockholders	$(5.51)	$(2.24)	$(1.01)

The Company’s potential dilutive securities which include convertible debt, convertible preferred stock, unvested restricted stock, stock options, and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average Common Stock outstanding used to calculate both basic and diluted net loss per share are the same.

The following shares of potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as the effect of including such securities would be antidilutive:

	For the year ended December 31,
	2011	2010	2009
Series A Shares	3,796,733	2,617,243	—
Series B Shares	2,158,935	—	—
Series C Shares	1,966,635	—	—
Unvested restricted Common Stock	—	322,900	1,146,980
Warrants to purchase Common Stock	533,249	261,861	87,002
Warrants to purchase Series C Shares	256,059	—	—
Options to purchase Common Stock	1,479,291	296,112	—

	10,190,902	3,498,116	1,233,982

Computer Equipment	12 Months Ended
Dec. 31, 2011
Computer Equipment [Abstract]
Computer Equipment
4.	Computer Equipment

Computer equipment consisted of the following:

	As of December 31,
($ in thousands)	2011	2010
Computer equipment	$41	$41
Less: Accumulated depreciation	(41)	(19)

Computer equipment, net	$—	$22

Depreciation expense for the years ended December 31, 2011, 2010, and 2009 and the period from inception to December 31, 2011 was $22,000, $5,000, $5,000 and $41,000, respectively, and was recorded as general and administrative expense in the consolidated statement of operations.

Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
4.	Accrued Liabilities

Accrued expenses consisted of the following:

($ in thousands)	As of March 31, 2012	As of December 31, 2011
Salaries, bonuses and related benefits	$347	$493
Professional fees	206	215
Research and development expenses	232	653
Accrued milestones	1,950	1,500
Other	88	38

Total accrued expenses	$2,823	$2,899

Accrued milestones at March 31, 2012 include milestones due to OvaMed for $1.7 million and a milestone payment due to University College of London Business PLC, (“UCLB”) for $250,000.

5.	Accrued Liabilities

Accrued expenses consisted of the following:

	As of December 31,
($ in thousands)	2011	2010
Salaries, bonuses and related benefits	$493	$553
Professional fees	215	309
Research and development expenses	653	143
Accrued milestone	1,500	—
Other	38	32

Total accrued expenses	$2,899	$1,037

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies

Operating Lease Obligations

In July 2011, the Company entered into a twelve-month lease for office space under an operating lease which expires on July 31, 2012. In October 2010, the Company entered into a three month agreement for office facilities under an operating lease. This operating lease terminated in September 2011.

The Company recognizes rent expense on a straight-line basis over the non-cancellable lease term. Rent expense for the years ended December 31, 2011, 2010 and 2009 and the period from inception to December 31, 2011 was $165,000, $97,000, $2,000 and $264,000, respectively. The Company did not have any leased facilities prior to 2009.

Indemnification

In accordance with its Certificate of Incorporation, bylaws and indemnification agreements, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance to address such claims.

Legal Proceedings

In the ordinary course of business, the Company and its subsidiary may be subject to both insured and uninsured litigation. Suits and claims may be brought against the Company by customers, suppliers, partners and/or third parties (including tort claims for personal injury arising from clinical trials of the Company’s product candidates and property damage) alleging deficiencies in performance, breach of contract, etc., and seeking resulting alleged damages. During the years ended December 31, 2011, 2010 and 2009, no claims have been brought by or against the Company and its subsidiary.

TSO and Asphelia Asset Purchase	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
TSO and Asphelia Asset Purchase [Abstract]
TSO and Asphelia Asset Purchase
5.	TSO

Asphelia Asset Purchase

On January 7, 2011, the Company entered into an asset purchase agreement (the “Asphelia Asset Purchase” or the “Asphelia Agreement”) with Asphelia Pharmaceuticals, Inc. (“Asphelia”). Pursuant to the terms of the Asphelia Agreement, the Company paid $20.7 million, including assumption of certain Asphelia liabilities, for the purchase of Asphelia’s assets relating to TSO, an early-stage developmental compound.

In exchange, the Company issued 2,525,677 Series B Convertible Preferred Stock with a fair value of $6.38 per share, assumed the Paramount Credit Partners, LLC note (the “PCP Note”) in the principal amount of $750,000 and paid cash of approximately $3.8 million, including a $3.4 million payment to OvaMed and $0.4 million for repayment of Asphelia’s debt, $61,000 of which was paid to a related party. The total consideration paid in connection with the Asphelia Asset Purchase is as follows:

($ in thousands)
Fair value of 2,525,677 Series B Convertible Preferred Stock	$16,114
Cash payment	3,809
Fair value of PCP Note	750
Other transaction costs	33

Total asset acquisition cost	$20,706

The transaction was treated as an asset acquisition as it was determined that the assets acquired did not meet the definition of a business. In accordance with accounting guidance, costs incurred in obtaining technology licenses are charged to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use. The assets purchased from Asphelia require substantial completion of research and development, regulatory and marketing approval efforts in order to reach technological feasibility. Accordingly, the purchase price of $20.7 million was reflected as acquired in-process research and development in the consolidated statement of operations for the year ended December 31, 2011.

In connection with the Asphelia Asset Purchase, Asphelia assigned the Exclusive Sublicense Agreement, dated December 2005, between Asphelia and OvaMed (as amended, the “OvaMed License”) and Manufacturing and Supply Agreement dated March 2006, between Asphelia and OvaMed (as amended, the “OvaMed Supply Agreement”) to the Company and the Company assumed Asphelia’s obligations under these agreements. Under the OvaMed License, the Company has exclusive rights under certain patents (which were licensed by OvaMed from the University of Iowa Research Foundation), including sublicense rights, in North America, South America and Japan, and know-how to make, use and sell products covered by these patents and know-how.

Under the OvaMed License, the Company is required to make milestone payments to OvaMed totaling up to approximately $5.4 million, contingent upon the achievement of various regulatory milestones for the first product that incorporates TSO, and additional milestone payments contingent upon the achievement of regulatory milestones relating to subsequent indications. In 2011, the IND filed by the Company with the United States Federal Food and Drug Administration (“FDA”) became effective, resulting in the recognition during 2011 of a $1.5 million obligation to OvaMed, reflecting the associated milestone payment payable in November 2012. In March 2012, upon the receipt of pre-clinical data from Falk, a $200,000 milestone payment became payable to OvaMed. In the event that TSO is commercialized, the Company is obligated to pay to OvaMed royalties based on net sales and, if sublicensed, a varying percentage of certain consideration received from the sublicensee.

The OvaMed Supply Agreement currently expires in March 2014, but will automatically renew for successive one-year periods, unless the Company gives 12 months prior notice of its election not to renew. The OvaMed Supply Agreement is subject to early termination by either party under certain customary conditions of breach and by the Company in the event of specified failures to supply or regulatory or safety failures.

Collaboration Agreement with OvaMed and Falk

In March 2012, the Company, Falk and OvaMed entered into a collaboration agreement relating to the development of TSO for Crohn’s disease (the “Collaboration Agreement”), pursuant to which Falk granted the Company exclusive rights and licenses under certain Falk patent rights, pre-clinical data, and clinical data from Falk’s clinical trials of TSO in Crohn’s disease, including Falk’s ongoing Phase 2 clinical trial, for use in North America, South America and Japan. In exchange, the Company granted Falk exclusive rights and licenses to its pre-clinical data and data from planned clinical trials of TSO in Crohn’s disease for use in Europe.

The Company agreed to pay Falk a total of €5 million (approximately $6.5 million) after receipt of certain preclinical and clinical data, and a royalty equal to 1% of net sales of TSO in North America, South America and Japan. In March 2012, the Company paid Falk €1 million (approximately $1.4 million) upon receipt of Falk’s pre-clinical data package and recorded this payment as a TSO milestone expense. In April 2012, the Company paid and expensed an additional €1.5 million (approximately $2.0 million) upon receipt from Falk of the recommendation from the independent data monitoring committee that conducted an interim analysis of the Falk Phase 2 trial. The Company currently expects to pay the remaining €2.5 million (approximately $3.3 million) in the second half of 2013.

Under the Collaboration Agreement, a steering committee comprised of the Company, Falk and OvaMed representatives oversees the TSO development program in Crohn’s disease, under which the Company and Falk will each be responsible for clinical testing on approximately 50% of the total number of patients required for regulatory approval of TSO for Crohn’s disease in the United States and Europe and will share in certain preclinical development costs.

The Collaboration Agreement may be terminated by either Falk or the Company if the other party fails to cure a material breach under the agreement, subject to prior notice and the opportunity to cure, if the other party is subject to bankruptcy proceedings or if the terminating party terminates all development of TSO.

7.	Asphelia Asset Purchase

On January 7, 2011, the Company entered into an asset purchase agreement (the “Asphelia Asset Purchase” or the “Asphelia Agreement”) with Asphelia Pharmaceuticals, Inc. (“Asphelia”). Pursuant to the terms of the Asphelia Agreement, the Company paid $20.7 million, including assumption of certain Asphelia liabilities, for the purchase of Asphelia’s assets relating to TSO, an early-stage developmental compound.

In exchange, the Company issued 2,525,677 Series B Shares with a fair value of $6.38 per share, assumed the PCP Note in the principal amount of $750,000 and paid cash of approximately $3.8 million, including a $3.4 million payment to OvaMed, and $0.4 million for repayment of Asphelia’s debt, $61,000 of which was paid to a related party. The total consideration paid in connection with the Asphelia Asset Purchase is as follows:

($ in thousands)
Fair value of 2,525,677 Series B Shares	$16,114
Cash payment	3,809
Fair value of PCP Note	750
Other transaction costs	33

Total asset acquisition cost	$20,706

The transaction was treated as an asset acquisition as it was determined that the assets acquired did not meet the definition of a business. In accordance with accounting guidance, costs incurred in obtaining technology licenses are charged to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use. The assets purchased from Asphelia require substantial completion of research and development, regulatory and marketing approval efforts in order to reach technological feasibility. Accordingly, the purchase price of $20.7 million was reflected as acquired in-process research and development in the consolidated statement of operations for year ended December 31, 2011.

In connection with the Asphelia Asset Purchase, Asphelia assigned the Exclusive Sublicense Agreement, dated December 2005, between Asphelia and OvaMed (as amended, the “OvaMed License”) and Manufacturing and Supply Agreement dated March 2006, between Asphelia and OvaMed (as amended, the “OvaMed Supply Agreement”) to the Company and the Company assumed Asphelia’s obligations under these agreements. Under the OvaMed License, the Company has exclusive rights (which were licensed by OvaMed from the University of Iowa Research Foundation), including sublicense rights, in North America, South America and Japan, and know-how to make, use and sell products covered by these patents and know-how.

Under the OvaMed License, the Company is required to make milestone payments to OvaMed totaling up to approximately $5.45 million, contingent upon the achievement of various regulatory milestones for the first product that incorporates TSO, and additional milestone payments upon the achievement of regulatory milestones relating to subsequent indications. In 2011, the IND filed by the Company with the United States Federal Food and Drug Administration (“FDA”) became effective resulting in the recognition of a $1.5 million obligation due to OvaMed, which is payable in November 2012. In the event that TSO is commercialized, the Company is obligated to pay to OvaMed royalties based on net sales and, if sublicensed, a varying percentage of certain consideration received from the sublicensee.

The OvaMed Supply Agreement currently expires in March 2013 but will automatically renew for successive one-year periods, unless the Company gives 12 months prior notice of its election not to renew. The OvaMed Supply Agreement is subject to early termination by either party under certain customary conditions of breach and by the Company in the event of specified failures to supply or regulatory or safety failures.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
8.	Employee Benefit Plans

On January 1, 2008, the Company adopted a defined contribution 401(k) plan which allows employees to contribute up to a percentage of their compensation, subject to IRS limitations and provides for a discretionary Company match up to a maximum of 4% of employee compensation. In 2011 the Company paid a matching contribution of $77,000. No match was paid in prior years.

Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
7.	Fair Value Measurement

The Company follows accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. Under the accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, prepaid expenses, other current assets, other long-term assets, accounts payable, accrued expenses and other current liabilities. The carrying amount of the Company’s debt obligation approximates fair value. The fair value of the company’s debt obligation was determined using Level 2 inputs, which include current interest rates on similar borrowings.

9.	Fair Value Measurement

The Company follows accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. Under the accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

During 2011, the Company valued its liability related to warrants issued pursuant to an offering of Series C Shares using the Black-Scholes option pricing model (see Note 13) with unobservable inputs and was therefore considered a Level 3 fair value measurement.

Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, prepaid expenses, other current assets, other long-term assets, accounts payable, accrued expenses and other current liabilities. The carrying amount of the Company’s debt obligations approximate fair value based on the short-term duration and interest rates available on similar borrowings.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
10.	Related Party Transactions

Services Agreement

In November 2006, the Company entered into a consulting contract with Paramount BioSciences, LLC (“PBS”) an affiliate of a principal stockholder and director of the Company (the “Principal Stockholder/Director”), under which PBS provided certain drug development, professional, administrative and accounting services. Total fees for the period from inception to December 31, 2008 were $550,000. Since December 31, 2008 no fees have been incurred.

Placement Agent

Paramount BioCapital, Inc. (“PBC”), an affiliate of the Principal Stockholder/Director of the Company, acted as placement agent for the private placement of the Company’s Senior Convertible Notes, PCP Notes, and Series A Shares (see Note 11). For the services rendered, PBC received cash payments for commissions and reimbursement of expenses as well as warrants to purchase Common Stock (see Notes 11 and 13).

Other Related Parties

The Principal Stockholder/Director, individually and through certain trusts owned in excess of 10% of the Company’s issued and outstanding Common Stock as of December 31, 2011. In addition, certain trusts established for the benefit of family members of the Principal Stockholder/Director beneficially owned an aggregate of approximately 7.9% of the Company’s outstanding capital stock as of December 31, 2011.

National Securities Corporation, placement agent for our Series C Share financing (see Note 12), is a related party to the Principal Stockholder/Director.

A non-employee director and one of the Company’s previous officers are or were employees of PBS.

Debt and Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt and Interest [Abstract]
Debt and Interest
6.	Debt and Interest

The $750,000 PCP Note is classified as a long-term liability at March 31, 2012 on the consolidated balance sheet.

Interest expense consisted of the following:

	For the three months ended March 31,		Period from June 28, 2006 (Date of Inception) to March 31,
($ in thousands)	2012	2011	2012
Interest expense	$—	$—	$1,032
Interest expense—related parties	19	17	468
Amortization of embedded conversion feature	—	—	831
Change in fair value of Common Stock warrant liability	—	—	234
Amortization of deferred financing fees	—	—	737

Total interest expense	$19	$17	$3,302

11.	Debt

Related Party Notes

The Company issued a series of 8% promissory notes to related parties for expenses paid on behalf of the Company as well as advances made directly to the Company (collectively, the “Related Party Notes”). On June 28, 2006, the Company issued a four-year promissory note payable to PBS (the “PBS Note”). PBS is a related party given common ownership by the Company’s Principal Stockholder/Director. On July 30, 2007 and January 17, 2008, the Company issued three-year promissory notes which were payable to trusts established for the benefit of the family of the sole member of PBS and the Principal Stockholder/Director.

The Related Party Notes mature and were payable on or upon the occurrence of certain events defined in the agreement. Certain events include either the consummation of an equity financing in which gross proceeds to the Company equal or exceed 250% of the outstanding principal amount, an initial public offering or a sale of the Company. On September 4, 2008, the Company amended the Related Party Notes to provide that all unpaid principal and accrued interest shall be automatically converted into the Company’s Common Stock upon the initial closing of a private placement of the Company’s Common Stock at a conversion price equal to 100% of the lowest price paid by investors of the offering. On July 7, 2009, the Company amended the Related Party Notes to change the maturity date to February 20, 2010 and to provide that all unpaid principal and accrued interest shall be automatically converted upon the occurrence of certain events including a qualified financing, a reverse merger or a sale of the Company, as defined.

On February 5, 2010, the Company amended the Related Party Notes to extend the maturity date to September 30, 2010 and these amendments were accounted for as a modification and the change in the fair value of the conversion feature, in the amount of $0.1 million, was recorded as a debt discount. The debt discount was amortized to interest expense in the consolidated statement of operations over the remaining term of the Related Party Notes.

In 2010, the Company completed a qualified financing defined as an equity financing or series of related financings greater than $10 million at a conversion price equal to 75% of the lowest price per unit paid for such securities in cash by investors. This qualified equity financing resulted in the Related Party Notes, principal and accrued interest totaling $1.6 million to automatically convert into 273,046 shares of Series A Shares at a per share price of $5.87. In addition, under the PBS Note, all principal borrowed and interest accrued subsequent to January 20, 2010 totaling $0.3 million was converted into 36,194 Series A Shares at a per share price of $8.39.

PCP Promissory Notes (the “PCP Notes”)

In 2009, the Company issued 10% promissory notes to PCP for aggregate gross proceeds of $570,000. PCP is a related party due to common ownership by the Principal Stockholder/Director. All unpaid principal and accrued interest outstanding under the PCP Notes were payable on December 31, 2013 or earlier in the event of either the consummation of an equity financing in which gross proceeds to the Company equal or exceed 250% of the outstanding principal amount or a reverse merger or sale of the Company. The outstanding principal and accrued interest totaling $0.6 million was repaid in cash in 2010.

In conjunction with entering into the PCP Notes, the Company issued warrants to purchase 27,175 shares of Common Stock (see Note 13). A portion of the proceeds was allocated to the fair value of the warrants and recorded as a debt discount and was amortized to interest expense in the consolidated statement of operations over the term of the PCP Notes. This amount was not material.

PBC received cash commissions equal to 2% of the gross proceeds of the PCP Notes and expense reimbursements as compensation for its services as the placement agent. These costs were capitalized as deferred financing fees and are amortized to interest expense in the consolidated statement of operations over the term of the PCP Notes.

On January 7, 2011, as part of the Asphelia Asset Purchase (see Note 7), the Company assumed a $750,000 10% promissory note issued to PCP by Asphelia. All unpaid principal and accrued interest outstanding under the PCP Notes was payable on the earlier of (i) December 31, 2013, or (ii) the consummation of a merger, exchange or other transaction (or series of related transactions), other than in connection with the consummation of an equity financing (or a series of equity financings) in which the aggregate consideration payable to the Company or its stockholders is greater or equal to $10 million. The PCP Note is classified as a long-term liability at December 31, 2011 on the consolidated balance sheet.

Senior Convertible Notes

In 2008, the Company issued 8% convertible promissory notes for cash proceeds of $4.1 million (the “2008 Senior Convertible Notes”) that were secured by a first priority security interest in all of the Company’s assets. The 2008 Senior Convertible Notes were due on February 20, 2009. The 2008 Senior Convertible Notes included an option to extend maturity for one year until February 20, 2010 during which time the interest rate would increase to 10%. In February 2009, the Company exercised its option to extend the term of the 2008 Senior Convertible Notes. As a result of the term extension and increased interest rate provision related to the 2008 Senior Convertible Notes, the Company recorded interest expense using the effective interest method based on the estimated life of two years.

In 2009 the Company issued 8% convertible promissory notes for cash proceeds of $3.5 million (the “2009 Senior Convertible Notes”) that were secured by a first priority security interest in all of the Company’s assets. The 2009 Senior Convertible Notes were due on February 20, 2010.

The 2008 Senior Convertible Notes and the 2009 Senior Convertible Notes (collectively, “Senior Convertible Notes”) provided that all unpaid principal and accrued interest were convertible into the Company’s equity securities upon the occurrence of certain events including a qualified financing, a reverse merger or a sale, as defined.

In 2010, the Company amended the Senior Convertible Notes to extend the maturity date to September 30, 2010 and modify the conversion price factor for certain events. The amendment was accounted for as a modification and the change in the fair value of the conversion feature, in the amount of $0.7 million, was recorded as a debt discount. The debt discount was amortized to interest expense in the consolidated statement of operations over the remaining term of the Senior Convertible Notes.

The Company also provided the Senior Convertible Noteholders a repayment premium of 42.9% of the aggregate principal plus accrued interest in the event the Senior Convertible Notes did not automatically convert prior to September 30, 2010. This premium was bifurcated from the debt and is reflected as a separate liability. The initial fair value and subsequent changes in fair value were recognized as interest expense in the consolidated statement of operations.

In 2010, the Company completed a qualifying financing and Senior Convertible Notes principal and accrued interest totaling $8.6 million automatically converted into 1,464,479 Series A Shares with a per share price of $5.87. In addition, the liability of $0.6 million related to the repayment premium was reflected as interest expense upon the conversion of the Senior Convertible Notes to Series A Shares.

PBC was entitled to receive commissions equal to 7% of the gross proceeds of the Senior Convertible Notes, expense reimbursements, and warrants to purchase Common Stock (as defined in Note 13) as compensation for its services as the placement agent for the Senior Convertible Notes. These issuance costs of $0.7 million were capitalized as deferred financing costs and were amortized to interest expense in the consolidated statements of operations over the estimated life of the Senior Convertible Notes. For the years ended December 31, 2010, 2009 and the period from inception to December 31, 2011, amortization of deferred financing costs was $0.2 million, $0.4 million, and $0.7 million, respectively.

Line of Credit Facility

In December 2008, the Company, PBS and certain affiliates of PBS jointly entered into a revolving line of credit agreement with an unrelated financial institution. The line of credit was secured by collateral pledged by PBS. The line of credit was repaid in full and closed during 2010.

Interest expense for all debt is as follows:

($ in thousands)	For the Year Ended December 31,			Period from June 28, 2006 (Date of Inception) to December 31, 2011
	2011	2010	2009
Interest expense	$—	$237	$493	$1,032
Interest expense—related parties	74	76	145	448
Amortization of embedded conversion feature	—	831	—	831
Change in fair value of Common Stock warrant liability	—	234	—	234
Amortization of deferred financing fees	—	157	415	737

Total interest expense	$74	$1,535	$1,053	$3,282

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
12.	Equity

Convertible Preferred Stock

Series A Shares

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 15,000,000 shares of $0.001 par value Preferred Stock. As of December 31, 2011 and 2010, there were 0 Series A Shares and 4,357,885 Series A Shares outstanding, respectively.

The terms, rights, preference and privileges of the Series A Shares were as follows:

Voting Rights

Holder of Series A Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series A Shares were entitled to receive $12.59 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each share of Series A Shares could voluntarily convert into one share of Common Stock at the election of the holder. Additionally, each Series A Share would automatically convert into one share of Common Stock upon the earlier of the following:

(1)	April 26, 2012, or

(2)	if the Company’s capital stock becomes publicly traded, then the date upon which such capital stock has a publicly traded value of $12.59 or more per share, as adjusted for any stock splits, stock exchanges, recapitalizations, dividends and the like (such date, the “Valuation Milestone Date”). The Valuation Milestone Date shall be deemed to have occurred: (i) on the date which the Company’s capital stock first becomes publicly traded, if such capital stock has an initial quoted value greater than or equal to $12.59 per share, or (ii) the date that is the twentieth (20th) consecutive or non-consecutive trading day where the volume-weighted average price for the Company’s capital stock as reported by Bloomberg Financial L.P. is greater than or equal to $12.59 per share, in each case as adjusted for any stock splits, stock exchanges, recapitalizations and dividends as determined by the Company’s board of directors in its reasonable discretion.

In May 2011, the conversion feature was amended such that the Series A Shares would automatically convert to Common Stock on the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1.

Dividends

Dividends were payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

The Series A Shares were to automatically convert into Common Stock on April 26, 2012 and the holders of Series A Shares would have immediately prior to such automatic conversion received a special dividend per share (the “Special Dividend”) payable in cash and/or shares of Common Stock, as determined at the election of, and in the sole discretion of, the Company’s board of directors, and only to the extent that such Special Dividend is legally payable by the Company. The value of any shares of Common Stock issued in payment of the Special Dividend would be determined in the reasonable, good-faith discretion by the Company’s board of directors at the time of payment.

The Special Dividend per share of Series A Shares could be paid in cash or in shares of common stock equal to 50% of the offering price, or $4.20. (See Special Dividend Declaration below)

Fully Paid and Nonassessable

All of our outstanding Series A Shares were fully paid and nonassessable.

In addition, under the Company’s Certificate of Incorporation, the Board of Directors had the authority, without further action by the stockholders, to issue up to an additional 5,000,000 shares of Preferred Stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each unissued series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding. The Company’s board of directors could authorize the issuance of additional Preferred Stock with voting or conversion rights that could adversely affect the voting power or other rights of the holders of the Common Stock or Series A Shares.

The Series A Shares were redeemable upon a liquidation event, including liquidation, winding up, and dissolution of the Company. Additionally, the holders would be entitled to receive cash in the event of an acquisition, including a merger or consolidation or asset transfer. Certain of these events would not be considered solely within the Company’s control. As a result, outstanding Series A Shares have been classified as mezzanine equity in the consolidated balance sheet at December 31, 2011.

Special Dividend Declaration

The Company’s Board of Directors declared a dividend for an aggregate of 2,178,917 shares of Common Stock to the holders of Series A Shares in satisfaction of the Special Dividend that would have been due to the Series A Shares on April 26, 2012. In connection with such issuance, the Company (i) eliminated the provision for the Special Dividend due on April 26, 2012 and (ii) amended the event that triggered an automatic conversion of Series A Shares into shares of Common Stock to be the effective date of a registration statement covering the resale of the underlying Common Stock. The Special Dividend was declared and paid in May 2011. The estimated fair value of the Common Stock was $5.9 million, or $2.69 per share.

Series B Shares

On January 7, 2011, the Company issued 2,525,677 Series B Shares related to the Asphelia Asset Purchase. The terms, rights, preference and privileges of the Company’s Series B Shares were as follows:

Voting Rights

Holders of Series B Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series B Shares would be entitled to receive $8.39 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each Series B Shares would be voluntarily convertible into one share of Common Stock at the election of the holder. Additionally, each Series B Shares would automatically convert into one share of Common Stock upon the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1.

Dividends

Dividends were payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

Fully Paid and Nonassessable

All of the Company’s outstanding Series B Shares were fully paid and nonassessable.

Series C Shares

On June 30, 2011, the Company completed an offering of 4,612,624 Series C Shares at $5.59 per share resulting in net proceeds to the Company of approximately $22.9 million. The terms, rights, preference and privileges of the Company’s Series C Shares were as follows:

Voting Rights

Holder of Series C Shares voted together with the Common Stock on all matters, on an as-converted to Common Stock basis, and not as a separate class or series (except as otherwise may be required by applicable law). There was no cumulative voting.

Liquidation

In the case of a liquidation event, including a sale, merger or winding up of the Company, the holders of Series C Shares would be entitled to receive $8.39 per share (representing 150% of the original issuance price), out of the proceeds of such liquidation, in preference to the holders of Common Stock.

Conversion

Each Series C Share would be voluntarily convertible into one share of Common Stock at the election of the holder. Additionally, each Series C Share would automatically convert into one share of Common Stock upon the effective date of a registration statement covering the resale of the underlying Common Stock. This conversion occurred on November 15, 2011 upon the effectiveness of the Company’s Form S-1. At December 31, 2011, there were 461,263 Series C Shares authorized and reserved for issuance of Common Stock upon exercise of the warrants for Series C Shares originally issued to National Securities Corporation (“NSC”), which Series C Shares will automatically convert to Common Stock immediately upon exercise of such warrants.

Dividends

Dividends are payable when and if declared by the Board of Directors. There are no cumulative accruing dividend rights.

Fully Paid and Nonassessable

All of the Company’s outstanding Series C Shares are fully-paid and nonassessable.

Conversion of Series A, B and C Shares

On November 15, 2011, the Company’s Form S-1 was declared effective resulting in the conversion of 4,357,885 Series A Shares, 2,525,677 Series B Shares and 4,612,624 Series C Shares into 11,496,186 shares of Common Stock. Accordingly, at December 31, 2011, the Company had no outstanding Preferred Stock.

Common Stock

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 50,000,000 shares of $0.001 par value Common Stock.

The terms, rights, preference and privileges of the Company’s Common Stock are as follows:

Voting Rights

Each holder of Common Stock is entitled to one vote for each share of Common Stock held on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s Certificate of Incorporation and Bylaws do not provide for cumulative voting rights.

Dividends

Subject to preferences that may be applicable to any then outstanding Preferred Stock, the holders of the Company’s outstanding shares of Common Stock are entitled to receive dividends, if any, as may be declared from time to time by the Company’s board of directors out of legally available funds.

Liquidation

In the event of the Company’s liquidation, dissolution or winding up, holders of Common Stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of the Company’s debts and other liabilities, subject to the satisfaction of any liquidation preference granted to the holders of any outstanding shares of Preferred Stock.

Rights and Preference

Holders of the Company’s Common Stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to our Common Stock. The rights, preferences and privileges of the holders of Common Stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of the Company’s Preferred Stock that are or may be issued.

Fully Paid and Nonassessable

All of the Company’s outstanding shares of Common Stock are fully paid and nonassessable.

On June 1, 2007, the Company issued the following shares of Common Stock:

•	2,125,096 shares of fully vested Common Stock to its founders at par value of $0.001.

•

457,170 shares of restricted Common Stock were granted to certain employees of the Company under the Company’s 2007 Stock Incentive Plan, for payment of par value (see Note 14). The shares vest annually in equal amounts over three years and the fair value of the awards was determined and fixed on the grant date. Compensation expense is recorded on a straight-line basis over the vesting period.

•

2,180,000 shares of restricted Common Stock were issued to certain employees of PBS at par value of $0.001 that vest annually in equal amounts over three years (see Note 14). PBS provides various services to the Company. The fair value of the awards was determined on the grant date and the unvested awards were remeasured each reporting period. Compensation expense is recorded on a straight-line basis over the vesting period.

Compensation expense related to the restricted Common Stock for the years ended December 31, 2011, 2010, 2009, and for the period from inception to December 31, 2011 was $0.0 million, $2.0 million, $39,000 and $2.1 million, respectively, and was recorded as research and development expense in the consolidated statements of operations. All shares were fully vested as of December 31, 2010 and no restricted Common Stock issuances were made for the year ended December 31, 2011.

In 2009, the Company issued 5,000 shares of fully vested Common Stock for compensation of past services performed by a non-employee. The fair value of the shares, which was not material, was recorded as research and development expense in the consolidated statements of operations on the grant date.

In 2010, the Company issued 23,836 shares of fully vested Common Stock for compensation of past services performed by a non-employee. The fair value of the shares of $82,000 on the grant date was recorded as research and development expense in the consolidated statements of operations on the grant date.

In 2011, pursuant to the exercise of options, the Company issued 138,080 shares of Common Stock with proceeds of $193,000, which were recorded in additional paid in capital.

In May 2011, the Special Dividend was declared resulting in the issuance of 2,178,917 shares of Common Stock.

In November 2011, upon the effectiveness of the Company’s Form S-1, an aggregate of 11,496,186 shares of Preferred Stock converted into Common Stock (see Convertible Preferred Stock above).

Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2011
Warrants to Purchase Common Stock [Abstract]
Warrants to Purchase Common Stock
13.	Warrants to Purchase Common Stock

Debt Placement Agent Warrants

In connection with the issuance of the Senior Convertible Notes (see Note 11), the Company issued seven-year warrants to purchase the Company’s Common Stock to PBC as partial consideration for its services as the placement agent. The number of warrants and the exercise price were dependent upon i) the lowest price paid in a qualified financing, ii) consideration received in a sale of the company, or iii) consideration received in a reverse merger. If none of these events occurred before the second anniversary of the issuance date, the Debt Placement Warrants would be exercisable for a number of shares of Common Stock equal to 10% of the principal amount of the Senior Convertible Notes divided by $1.00, at a per share exercise price of $1.00.

The fair value of the warrants was measured on the dates of issuance using a binomial option pricing model. The Company determined that the warrants would not be considered indexed to the Company’s stock, and therefore, the warrants were initially recorded as a derivative liability in the consolidated balance sheets. For each subsequent period through April 26, 2010, the change in the fair value of the warrants was recognized as interest expense in the consolidated statements of operations. The fair value of the warrants prior to 2010 was not material to the consolidated financial statements.

In connection with the Series A Shares offering on April 26, 2010, a qualified financing, both the number of warrants and the exercise price became known. The placement agent received warrants for shares of the Company’s Common Stock equal to 10% of the principal amount of the Senior Convertible Notes divided by the lowest price paid for securities in the Series A Shares offering, at an exercise price of 110% of the lowest price paid for securities in a qualified financing. Pursuant to the Series A Shares offering, PBC was issued warrants for an aggregate of 48,510 shares of Common Stock at an exercise price of $9.23 per share with a fair value of $0.1 million related to the 2008 Senior Convertible Notes and warrants for an aggregate of 41,716 shares of Common Stock at an exercise price of $9.23 per share with a fair value of $0.1 million related to the 2009 Senior Convertible Notes. The fair value of the warrants related to the 2008 Senior Convertible Notes was determined using an option pricing model assuming a 95.4% volatility, a 1.7% risk-free rate of interest, a term of 4.8 years and an estimated per share fair value of the Company’s Common Stock of $3.45. The fair value of the warrants related to the 2009 Senior Convertible Notes was determined using an option pricing model assuming a 93.4% volatility, a 2.9% risk-free rate of interest, a term of 6.2 years and an estimated per share fair value of the Company’s Common Stock of $3.45. In April 2010, the total fair value $0.2 million of the warrants was reclassified from a liability to additional paid-in capital in the consolidated balance sheets.

The initial warrant fair values were recorded as debt issuance costs and amortized over the estimated life of the respective debt (see Note 11).

PCP Warrants

In connection with the issuance of the PCP Notes in 2009 (see Note 11), the Company also issued to PCP warrants to purchase shares of the Company’s Common Stock. The number of warrants and the exercise five-year price were dependent upon i) the lowest price paid in a qualified financing or ii) consideration received in a reverse merger. If none of these events occurred before the second anniversary of the issuance date, the number of warrants would equal 40% of the principal amount of the PCP Notes divided by $1.00, at a per share exercise price of $1.00.

The fair value of the warrants was measured on the date of issuance using a Black-Scholes option pricing model. The Company determined that the warrants would not be considered indexed to the Company’s stock, and therefore, the warrants were initially recorded as a derivative liability in the consolidated balance sheet. For each subsequent period through April 26, 2010, the change in the fair value of the warrants was recognized as interest expense in the consolidated statement of operations. The fair value of the warrants prior to 2010 was not material to the consolidated financial statements.

In connection with the Series A Shares offering, a qualified financing, both the number of PCP warrants and the exercise price became known. The placement agent received warrants for the number of shares of the Company’s Common Stock equal to 40% of the principal amount of the PCP Notes divided by the lowest price paid for securities in the Series A Shares offering, at an exercise price of 110% of the lowest price paid for securities in the offering. The Company issued warrants to purchase an aggregate of 27,175 shares of Common Stock at an exercise price of $9.23 per share for a fair value of $47,000. The fair value of the warrants was determined using an option pricing model assuming a 98.3% volatility, an average 2.1% risk-free rate of interest, a term of 3.8 – 4.2 years and an estimated per share fair value of the Company’s Common Stock of $3.45. The fair value on April 26, 2010 totaling $47,000 was reclassified from a liability to additional paid-in capital in the consolidated balance sheets.

Preferred Stock Placement Warrants

In connection with the issuance of the Company’s Series A Shares (see Note 12), the Company issued seven-year warrants to purchase an aggregate of 258,418 shares of the Company’s Common Stock at an exercise price of $8.39 per share to PBC as partial consideration for its services as the placement agent.

The fair value of the warrants was $0.6 million measured on the respective date of issuance and were recorded as a reduction in the carrying value of the Preferred Stock and an increase to additional paid in capital. The fair values were determined using an option pricing model assuming 92.0% — 94.4% volatility, a 2.0% — 3.3% risk-free rate of interest, a term of seven years and an estimated fair value of the Company’s Common Stock of $3.45 per share. The warrants were accounted for as stock issuance costs; and the fair value was recorded as a reduction to the carrying amount of the Series A Shares (see Note 12) with a corresponding increase to additional paid-in capital.

Non-Employee Warrants

On November 22, 2010, the Company issued five-year warrants to purchase 41,716 shares of the Company’s Common Stock at an exercise price of $9.23 per share to a non-employee for consulting services. The fair value of the warrants on the date of issuance was $38,000 and was determined using an option pricing model assuming 93.7% volatility, a 1.4% risk-free rate of interest, a contractual life of five years and an estimated fair value of the Company’s Common Stock of $1.96 per share. The fair value of the warrants was recorded as research and development expense, with a corresponding increase to additional paid in capital, in the consolidated statements of operations on the grant date as no future service was required.

In February 2011, the Company issued five-year warrants to purchase 50,000 shares of the Company’s Common Stock at an exercise price of $1.37 per share to a non-employee for consulting services. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: five-year contractual term; 93.2% volatility; 0% dividend rate; and a risk-free rate of 2.65%. The fair value of the warrants was determined to be $69,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations.

In March 2011, the Company issued 10-year warrants to purchase 60,000 shares of the Company’s Common Stock at an exercise price of $1.37 per share for consulting services provided by a non-employee. The warrants vest over six months. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: ten-year contractual term; 95.4% volatility; 0% dividend rate; and a risk-free rate of 3.58%. The fair value of the warrants was determined to be $98,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. This warrant was marked to market at each reporting date until it was fully vested in September 2011.

In September 2011, the Company issued warrants to purchase 75,000 shares of the Company’s Common Stock at an exercise price of $2.95 per share as compensation for services provided by consultants. The warrants expire on the third or fifth anniversaries of their issuance dates and vest at various times over two years. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: three to five years; 90.8% — 96.3% volatility; 0% dividend rate; and a risk-free rate of 0.4% to 0.9%. The initial fair value of the warrants was determined to be $144,000 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. The fair value of these awards will be mark-to-marketed on each valuation date using the Black Scholes pricing model until such time that these awards are fully vested.

In December 2011, the Company issued warrants to purchase 5,000 shares of the Company’s Common Stock at an exercise price of $6.00 per share for consulting services provided by a non-employee. The warrants expire on the third anniversary of its issuance date and vest over two years. The initial fair value of the warrants was calculated using a Black-Scholes option-pricing model with the following assumptions: three-year term; 91.1% volatility; 0% dividend rate; and a risk-free rate of 0.4%. The initial fair value of the warrants was determined to be approximately $19,100 and was recorded as additional paid-in capital in the consolidated balance sheets and as a component of research and development expense in the consolidated statements of operations. The fair value of this award will be mark-to-marketed on each valuation date using the Black Scholes pricing model until such time that the award is fully vested.

Warrants to Purchase Series C Shares

In connection with the Company’s Series C Share offering, the Company (i) paid to NSC, a related party, as consideration for its services as the placement agent, a fee equal to 10% of the gross proceeds of the issuance, or $2.6 million, and (ii) issued five-year warrants to NSC to purchase an aggregate of 461,263 Series C Shares at an exercise price of $5.59 per share. The fair value of these warrants was $1.3 million as measured on the date of issuance and was recorded as a reduction in the carrying value of the Series C Shares and a warrant liability. The warrants were marked-to-market each reporting period.

Upon the effectiveness of the Company’s Form S-1 on November 15, 2011, these warrants became exercisable for Common Stock and a final mark-to-market valuation was performed resulting in a charge of $1.4 million as of this date. The final fair value of $2.7 million was then reclassed to additional paid in capital. The fair value was determined using an option pricing model assuming a 92.4% volatility, 0.93% risk-free rate of interest, a term of five years and a fair value of the Company’s Common Stock of $8.00 per share, based upon the price of the first trade of the Company’s stock in the public market.

Stock Plans and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Plans and Stock-Based Compensation [Abstract]
Stock Plans and Stock-Based Compensation
8.	Stock-based Compensation

Stock-based Compensation Plans

As of March 31, 2012, the Company has two equity compensation plans, the Coronado Biosciences, Inc. 2007 Stock Incentive Plan, for employees, non-employees and outside directors and, subject to stockholder approval, the Coronado Biosciences, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”). Although the ESPP is still subject to stockholders approval, eligible employees began to participate in the ESPP effective February 1, 2012.

Compensation Expense. The following table summarizes the stock-based compensation expense from awards, including stock options and restricted Common Stock awards to employees and non-employees, and warrants to non-employees for the three months ended March 31, 2012 and 2011, and from the period June 28, 2006 (Date of Inception) to date.

	For the three months ended March 31,		Period from June 28, 2006 (Date of Inception) to March 31,
($ in thousands)	2012	2011	2012
Employee awards	$313	$99	$1,048
Non-employee awards	445	34	3,258
Non-employee warrants	116	77	442

Total stock-based compensation expense	$874	$210	$4,748

The following table summarizes stock option activity as of March 31, 2012:

	Outstanding Options			Weighted Average Remaining Contractual Life (in years)
($ in thousands except per share amounts)	Number of Shares	Weighted Average Exercise Price	Total Weighted Average Intrinsic Value
At December 31, 2011	1,814,070	$2.17	$7,852	9.2
Options granted	390,000	6.64
Options exercised	—
Options cancelled	—

At March 31, 2012	2,204,070	$2.96	$12,117	9.1

Options vested and expected to vest	2,124,723	$2.96	$11,680	9.1
Options vested and exercisable	254,690	$1.43	$1,790	9.1

As of March 31, 2012, the Company had unrecognized stock-based compensation expense related to unvested stock options granted to employees of $4.3 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.1 years.

14.	Stock Plans and Stock-Based Compensation

In 2007, the Company’s board of directors adopted and stockholders approved the Coronado Biosciences, Inc. 2007 Stock Incentive Plan (the “Plan”) authorizing the Company to grant up to 6,000,000 shares of Common Stock to eligible employees, directors, and consultants in the form of restricted stock, stock options and other types of grants. The amount, terms, and exercisability provisions of grants are determined by the Board of Directors.

The purpose of the Plan is to provide the Company with the flexibility to use shares, options or other awards based on the Company’s Common Stock as part of an overall compensation package to provide performance-based rewards to attract and retain qualified personnel. Such awards include, without limitation, options, stock appreciation rights, sales or bonuses of restricted stock, restricted stock units or dividend equivalent rights, and an award may consist of one such security or benefit, or two or more of them in any combination or alternative. Vesting of awards may be based upon the passage of time, the occurrence of one or more events, or the satisfaction of performance criteria or other conditions. There are 6,000,000 shares of Common Stock reserved for issuance under the Plan, of which 3,470,610 were granted, net of cancellations, and 2,529,930 shares were available for issuance as of December 31, 2011.

Incentive and nonstatutory stock options are granted pursuant to option agreements adopted by the plan administrator. Options generally have 10-year contractual terms and vest in three equal annual installments commencing on the grant date.

The Company estimates the fair value of stock option grants using a Black-Scholes option pricing model. In applying this model, the Company uses the following assumptions:

•	Risk-Free Interest Rate: The Company determined the risk-free interest rate by using a weighted average assumption equivalent to the expected term based on the U.S. Treasury constant maturity rate.

•	Expected Volatility: The Company determined its future stock price volatility based on the average historical stock price volatility of comparable peer companies.

•

Expected Term: Due to the limited exercise history of the Company’s stock options, the Company determined the expected term based on the stratification of employee groups and the expected effect of events that have indications on future exercise activity. Expected life for options granted to employees uses the Simplified Method, while option granted to non-employees uses an expected term equal to the life of the contract.

•	Expected Dividend Rate: The Company has not paid and does not anticipate paying any cash dividends in the near future.

The fair value of each option award was estimated on the grant date using the Black Scholes option pricing model and expensed under the straight line method. The fair value for non-employee stock based awards are mark-to-marketed on each valuation date until vested using the Black Scholes pricing model. The following assumptions were used:

Stock option plans	2011	2010
Exercise price	$1.37–$6.00	$1.37
Expected stock price volatility	87.5%–92.8%	92.7%–95.2%
Risk free rate of interest	1.17%–2.56%	1.52%–2.50%
Expected life of options	6years–10years	6years–10years

The following table summarizes the stock-based compensation expense from stock option and restricted Common Stock awards and warrants for the years ended December 31, 2011, 2010 and 2009, and from the period June 28, 2006 (Date of Inception) to date:

($ in thousands)	2011	2010	2009	Period from June 28, 2006 (Date of Inception) to December 31, 2011
Employee awards	$520	$215	$—	$735
Non-employee awards	662	2,114	39	2,852
Non-employee warrants	287	—	—	287
Total compensation expense	$1,469	$2,329	$39	$3,874

The following table summarizes stock option activity:

	Outstanding Options
($ in thousands except per share amounts)	Number of Shares	Weighted Average Exercise Price	Total Weighted Average Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2010	1,228,190	$1.37	$466	9.8
Options granted	1,165,000	$2.65
Options exercised	(138,040)	$1.40
Options forfeited	(441,080)	$1.44
Options expired	—	—
Outstanding at December 31, 2011	1,814,070	$2.17	$7,852	9.2

Options vested and expected to vest	1,748,763	$2.17	$7,569	9.2

Options vested and exercisable	254,690	$1.43	$1,291	9.2

As of December 31, 2011, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $3.7 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.2 years.

Employee Stock Purchase Plan

On December 19, 2011, the Board Of Directors approved the 2012 Coronado Employee Stock Purchase Plan the (“ESPP”) for the issuance of up to 200,000 shares of common stock to eligible employees. Eligible employees can purchase the Company’s Common Stock at the end of a predetermined offering period at 85% of the lower of the fair market value at the beginning or end of the offering period. The first period commences February 1, 2012 and will end on November 30, 2012. Thereafter offerings will be six months in duration and will commence on each December 1 and June 1. Employee contributions will be made through payroll deductions over the offering period and subject to certain limitations will be used to purchase shares at the end of each offering period. As of December 31, 2011 all the shares were available for issuance under the plan. The ESPP is compensatory and will result in stock-based compensation expense. The ESPP is subject to shareholder approval.

License Agreements	12 Months Ended
Dec. 31, 2011
License Agreements [Abstract]
License Agreements
15.	License Agreements

TSO

In addition to the OvaMed Agreements acquired pursuant to the Asphelia Asset Purchase (see Note 7), the Company also entered into the following agreements relating to TSO:

Terms of Agreement and Collaboration Agreement with OvaMed and Falk

In December 2011, the Company entered into a binding Terms of Agreement with Falk and OvaMed to agree to enter into a collaboration agreement relating to the development of TSO for Crohn’s disease (the “Collaboration Agreement”). In March 2012, the parties entered into the Collaboration Agreement under which Falk granted the Company exclusive rights and licenses under certain Falk patent rights, pre-clinical data, and clinical data from Falk’s clinical trials of TSO in Crohn’s disease, including the ongoing Falk Phase 2 clinical trial, for use in North America, South America and Japan. In exchange, the Company granted Falk exclusive rights and licenses to its pre-clinical data and data from planned clinical trials of TSO in Crohn’s disease for use in Europe.

In addition, the Company agreed to pay Falk a total of €5 million (approximately $6.5 million) after receipt of certain preclinical and clinical data, all of which is currently expected to be paid by the first half of 2013, and a royalty equal to 1% of net sales of TSO in North America, South America and Japan.

Under the Collaboration Agreement, a Steering Committee comprised of Coronado, Falk and OvaMed representatives will oversee the development program, under which Coronado and Falk will each be responsible for clinical testing on approximately 50% of the total number of patients required for regulatory approval of TSO for Crohn’s disease in the United States and Europe and will share in certain preclinical development costs.

The Collaboration Agreement may be terminated by either Falk or Coronado if the other party fails to cure a material breach under the agreement, subject to prior notice and the opportunity to cure, if the other party is subject to bankruptcy proceedings or if the terminating party terminates all development of TSO.

CNDO–109

In November 2007, the Company entered into a license agreement with UCL Business PCL (“UCLB”) under which the Company received an exclusive, worldwide license to develop and commercialize CNDO–109 for the treatment of cancer-related and other conditions. In consideration for the license, the Company made upfront payments totaling $0.1 million and may be required to make future milestone payments totaling up to approximately $22 million upon the achievement of various milestones related to regulatory or commercial events. In March 2012, the Company recognized a milestone payment of $250,000 to UCLB related to its February 2012 IND filing for CNDO 109. In the event that CNDO–109 is commercialized, the Company is obligated to pay to UCLB annual royalties ranging from 3% to 5% based upon various levels of net sales of the product. Under the terms of the agreement, the Company must use diligent and reasonable efforts to develop and commercialize CNDO–109 worldwide.

Under the terms of the license agreement, the Company is allowed to grant sublicenses to third parties without the prior approval of UCLB. In the event that the Company sublicenses CNDO–109 to a third party, the Company is obligated to pay to UCLB all or a portion of the royalties the Company receives from the sublicensee.

Unless earlier terminated, the agreement terminates upon the expiration of the last licensed patent right. Either party may terminate the agreement in the event of material breach by the other party, subject to prior notice and the opportunity to cure, or in the event the other party enters into bankruptcy or is dissolved for any reasons other than in connection with a merger or acquisition. UCLB may terminate the license agreement if the Company, or its affiliates, commence or assist in legal proceedings to challenge the validity or ownership of the patents licensed to the Company under the agreement, or if the Company markets or sells a competing product without UCLB’s prior written consent. In addition, the Company may terminate the agreement upon 30 days written notice to UCLB.

CNDO—101

In June 2007, the Company entered into a license agreement with GEM Pharmaceuticals, LLC under which the Company received an exclusive, worldwide license to develop and commercialize a family of anthracycline compounds, including the compound CNDO-101, for the treatment of cancer-related conditions. This agreement was terminated by the Company in November 2010.

BcL—2

In November 2006, the Company entered into a license agreement with the Burnham Institute for Medical Research (“Burnham”) and amended this license agreement in November 2007 for the exclusive, worldwide rights to several BcL-2 inhibitor compounds, including BcL-2, for the treatment of cancer and other diseases driven by increases in BcL-2 pro-survival proteins. In 2010, in consideration for the initial license, the Company paid the Burnham an up-front fee of $50,000 and, in connection with the amendment of the license agreement to add additional compounds discovered under the terms of our sponsored research arrangement with the Burnham, the Company made an additional payment of $25,000 to the Burnham. In February 2011, the Company provided Burnham with written notice which terminated the licenses on May 10, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
16.	Income Taxes

The Company has incurred net operating losses since inception. The Company has not reflected any benefit of such net operating loss carryforwards in the accompanying consolidated financial statements and has established a full valuation allowance of $20.6 million against its deferred tax assets.

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The significant components of the Company’s deferred tax assets consisted of the following:

	As of December 31,
($ in thousands)	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$10,729	$6,308
Amortization of up-front fees	43	47
Amortization of in-process R&D	7,778	—
Stock compensation	531	60
Accruals and reserves	846	234
Tax credits	700	—

Total deferred tax assets	20,627	6,649
Valuation allowance	(20,627)	(6,649)

Net deferred tax assets	$—	$—

A reconciliation of the statutory tax rates and the effective tax rates is as:

	For the Year Ended December 31,
	2011	2010	2009
Percentage of pre-tax income
U.S. federal statutory income tax rate	35%	35%	35%
State taxes, net of federal benefit	5%	—	—
Debt modification costs	—	(3)%	0%
Credits	2%	—	—
Other (1)	(4)%	(1)%	0%
Change in valuation allowance	(38)%	(31)%	(35)%

Effective income tax rate	0%	0%	0%

(1)	– Other consists of: nondeductible items (2%), prior year NOL true-up (3%) and state rate change 1%.

Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Due to the Company’s recent history of operating losses, management believes that the deferred tax assets arising from the above-mentioned future tax benefits are currently uncertain with respect to realization and, accordingly, has provided a full valuation allowance.

As of December 31, 2011, the Company has federal net operating loss carryforwards and research and development tax credit carryforwards of approximately $27.9 million and $0.7 million, respectively, which expire beginning in 2026 and 2028, respectively. As of December 31, 2011, the Company has state net operating loss carryforwards of approximately $20.0 million, which expires beginning in 2021 to 2030. Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, or the IRC, and similar state provisions. The Company has not performed a detailed analysis to determine whether an ownership change under Section 382 of the IRC has occurred. The effect of an ownership change would be the imposition of an annual limitation on the use of net operating loss carryforwards attributable to periods before the change. Any limitation may result in expiration of a portion of the NOL or research and development credit carryforwards before utilization.

As of December 31, 2011, the Company had no unrecognized tax benefits and does not anticipate any significant change to the unrecognized tax benefit balance. The Company would classify interest and penalties related to uncertain tax positions in income tax expense, if applicable. There was no interest expense or penalties related to unrecognized tax benefits recorded through December 31, 2011. The tax years 2006 through 2011 remain open to examination by one or more major taxing jurisdictions to which the Company is subject.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
17.	Selected Quarterly Financial Data (Unaudited)

The following table contains quarterly financial information for fiscal years 2011 and 2010. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented.

(in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Operating expenses	$(22,545)	$(3,736)	$(3,531)	$(5,232)
Other income/(expense)	$2	$3	$166	$(1,487)
Net loss	$(22,543)	$(3,733)	$(3,365)	$(6,719)
Basic and diluted net loss per common share	$(4.71)	$(0.64)	$(0.48)	$(0.52)

2010
Operating expenses	$(2,302)	$(2,468)	$(2,083)	$(2,389)
Other income/(expense)	$(1,114)	$(351)	$(37)	$761
Net loss	$(3,416)	$(2,819)	$(2,120)	$(1,628)
Basic and diluted net loss per common share	$(0.86)	$(0.66)	$(0.44)	$(0.34)